Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	1.00%
Fair value of unquoted shares decreased	$ 6,600		$ 19,300		$ 215
Fair value of bonds decreased	$ 3,000	$ 98	$ 4,000
Percentage of trade receivables	30.00%		33.00%		30.00%
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	10.00%	10.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	20.00%	20.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 794,000	$ 25,838	$ 959,000	$ 862,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	60,000		38,000	35,000	$ 1,952
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 50,000	$ 1,627	$ 49,000	$ 59,000
Equity debt ratio	1.00%	1.00%	1.00%	1.00%
Increase decrease in other comprehensive income	$ 5,000	$ 163	$ 9,000	$ 7,000